Share-Based Awards (Details) - USD ($) $ in Thousands																1 Months Ended					12 Months Ended
		May 31, 2024	May 31, 2023	Jan. 01, 2023	Nov. 30, 2022	Aug. 30, 2022	Mar. 01, 2022	Feb. 11, 2022	Jan. 27, 2022	Jan. 01, 2022	Jul. 01, 2021	Feb. 26, 2021	Jan. 27, 2021	Aug. 03, 2020	Aug. 12, 2019	Oct. 31, 2021	Nov. 27, 2020	Apr. 27, 2020	Jul. 31, 2019	Dec. 31, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Share-Based Awards [Line Items]
Granted shares																						716,420
Dividend rate	[1]																					0.00%
Unrecognized share-based compensation expenses (in Dollars)																							$ 41
Restricted share units [Member]
Share-Based Awards [Line Items]
Unrecognized share-based compensation expenses (in Dollars)																							$ 742
Common Stock [Member]
Share-Based Awards [Line Items]
Dividend rate																					0.00%
2019 Plan [Member]
Share-Based Awards [Line Items]
Granted shares								616,420								140,000
2019 Plan [Member] | Restricted share units [Member]
Share-Based Awards [Line Items]
Number of granted share		2,950,000	5,530,000	1,125,170	2,000,000	6,485,990			172,500	163,520	239,600	3,304,000	2,717,500
Total number of shares issued and outstanding rate																			1.00%
2018 Stock Option Scheme [Member]
Share-Based Awards [Line Items]
Maximum aggregate number of ordinary shares can be issued																				55,980,360
Granted shares														1,000,000	5,414,300		200,000	4,963,017		12,187,420
Revised 2018 [Member]
Share-Based Awards [Line Items]
Maximum aggregate number of ordinary shares can be issued																			40,147,720
Granted shares							100,000				680,000

[1]	Expected dividend yield is assumed to be 0% as the Company has no history or expectation of paying dividend on its ordinary shares.